Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues

The following table presents revenues and percentage of consolidated and combined carve-out revenues for any customers that accounted for more than 10% of VTTI Partners’ consolidated and combined carve-out revenues during the years ended December 31, 2014, 2013 and 2012.

(in US$ millions)	2014	2013	2012
Revenue—Vitol Group	232.4	227.9	185.4
Percentage of total revenue—Vitol Group	76.6%	76.2%	72.0%